UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21227
Investment Company Act File Number

Eaton Vance Insured Pennsylvania Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

September 30
Date of Fiscal Year End

June 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

Eaton Vance Insured Pennsylvania Municipal Bond Fund	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 167.3%

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 11.1%
$850	Lancaster County Hospital Authority, (Lancaster General Hospital), 4.50%, 3/15/36	$715,989
350	Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	284,561
1,500	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,336,665
750	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	764,272
875	Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital), 4.50%, 7/1/37	761,967

		$3,863,454

Insured-Electric Utilities — 5.7%
$2,235	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), (NPFG), 4.75%, 2/15/27	$1,980,210

		$1,980,210

Insured-Escrowed/Prerefunded — 4.6%
$270	Southcentral General Authority, (Wellspan Health), (NPFG), Escrowed to Maturity, 5.25%, 5/15/31	$274,436
1,230	Southcentral General Authority, (Wellspan Health), (NPFG), Prerefunded to 5/15/11, 5.25%, 5/15/31	1,333,615

		$1,608,051

Insured-General Obligations — 26.4%
$1,650	Armstrong County, (NPFG), 5.40%, 6/1/31	$1,600,451
660	Centennial School District, (FSA), 5.25%, 12/15/37	664,877
1,000	Central Greene School District, (FSA), 5.00%, 2/15/35	982,920
1,000	Erie School District, (AMBAC), 0.00%, 9/1/30	287,260
2,555	McKeesport School District, (NPFG), 0.00%, 10/1/21	1,387,595
1,500	Norwin School District, (FSA), 3.25%, 4/1/27	1,198,260
1,500	Reading School District, (FSA), 5.00%, 3/1/35	1,474,335
1,000	Scranton School District, (FSA), 5.00%, 7/15/38	978,980
2,550	Shaler Area School District, (XLCA), 0.00%, 9/1/33	590,937

		$9,165,615

Insured-Hospital — 9.0%
$250	Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$265,553
500	Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	509,115
1,620	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (FSA), 5.00%, 7/1/35(1)	1,496,070
1,000	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	851,190

		$3,121,928

Insured-Lease Revenue/Certificates of Participation — 4.9%
$500	Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$498,660
1,215	Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (FSA), 4.75%, 2/15/27	1,207,771

		$1,706,431

Insured-Private Education — 13.3%
$1,000	Chester County Industrial Development Authority, Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$939,800
1,675	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,618,720
1,755	Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	1,566,829
500	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/37	488,850

		$4,614,199

Principal
Amount
(000’s omitted)	Security	Value
Insured-Public Education — 14.7%
$500	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$506,190
2,400	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	2,012,880
1,000	Pennsylvania Higher Educational Facilities Authority, (Clarion University Foundation), (XLCA), 5.00%, 7/1/33	812,700
500	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/27	516,790
375	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/29	381,352
875	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/32	879,865

		$5,109,777

Insured-Sewer Revenue — 17.2%
$1,500	Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22(2)	$1,569,870
1,000	Ambridge Borough Municipal Authority, Sewer Revenue, (FSA), 4.60%, 10/15/41	868,040
1,920	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	691,411
1,555	Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	603,340
2,155	Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	836,140
1,500	University Area Joint Authority, (NPFG), 5.00%, 11/1/26	1,424,790

		$5,993,591

Insured-Special Tax Revenue — 17.8%
$4,350	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/29(3)	$4,115,926
24,665	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,306,998
1,775	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	196,120
3,520	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	364,602
2,220	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	215,029

		$6,198,675

Insured-Transportation — 21.7%
$2,000	Allegheny County Port Authority, (FGIC), (NPFG), 5.00%, 3/1/25	$2,006,300
1,000	Allegheny County Port Authority, (FGIC), (NPFG), 5.00%, 3/1/29	988,830
2,075	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/30	2,226,413
295	Philadelphia Airport Revenue, (AGC), 5.375%, 6/15/29	299,378
2,100	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	2,018,341

		$7,539,262

Insured-Utilities — 7.0%
$3,000	Philadelphia Gas Works Revenue, (AMBAC), 5.00%, 10/1/37	$2,440,800

		$2,440,800

Insured-Water and Sewer — 0.4%
$150	Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	$144,941

		$144,941

Insured-Water Revenue — 3.6%
$1,530	Philadelphia Water and Wastewater, (AMBAC), 4.25%, 11/1/31	$1,263,214

		$1,263,214

Private Education — 8.4%
$3,000	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	$2,925,510

		$2,925,510

Senior Living/Life Care — 1.2%
$200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$172,272
300	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	243,588

		$415,860

Principal
Amount
(000’s omitted)	Security	Value
Special Tax Revenue — 0.3%
$110	Virgin Islands Public Finance Authority, 6.75%, 10/1/37(4)	$110,194

		$110,194

Total Tax-Exempt Investments — 167.3% (identified cost $63,521,086)		$58,201,712

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (62.5)%		$(21,726,543)

Other Assets, Less Liabilities — (4.8)%		$(1,687,926)

Net Assets Applicable to Common Shares — 100.0%		$34,787,243

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2009, 87.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 28.9% of total investments.

(1)		Security represents the underlying municipal bond of a tender option bond trust.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)		When-issued security.

A summary of financial instruments outstanding at June 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/09	50 U.S. Treasury Bond	Short	$(5,764,671)	$(5,917,969)	$(153,298)

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$725,000	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(65,261)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is interest rate risk was $218,559.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,182,471

Gross unrealized appreciation	$553,750
Gross unrealized depreciation	(5,394,509)

Net unrealized depreciation	$(4,840,759)

The Fund adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$58,201,712	$—	$58,201,712

Total Investments	$—	$58,201,712	$—	$58,201,712

Liability Description
Futures Contracts	$(153,298)	$—	$—	$(153,298)
Interest Rate Swaps	—	(65,261)	—	(65,261)

Total	$(153,298)	$(65,261)	$—	$(218,559)

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Pennsylvania Municipal Bond Fund

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	August 20, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	August 20, 2009